Net Finance Costs - Summary of Net Finance Costs (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about finance income expense [Line Items]
Finance costs	€ (556)	€ (584)	€ (516)
Bank loans and overdrafts	(46)	(67)	(56)
Interest on bonds and other loans	(519)	(501)	(492)
Dividends paid on preference shares	(4)	(4)	(4)
Net gain/(loss) on transactions for which hedge accounting is not applied	13	(12)	36
Finance income	157	115	144
Pensions and similar obligations	(96)	(94)	(121)
Net finance costs before non-underlying items	(495)	(563)	(493)
Premium paid on buy back of preference shares	(382)	0	0
Net finance costs	(877)	(563)	(493)
Foreign exchange derivatives [member]
Disclosure of detailed information about finance income expense [Line Items]
Net gain/(loss) on transactions for which hedge accounting is not applied	384	(215)	(218)
Exchange Differences On Underlying Items [member]
Disclosure of detailed information about finance income expense [Line Items]
Net gain/(loss) on transactions for which hedge accounting is not applied	€ (371)	€ 203	€ 254